Commitments and Contingencies (Details 1)	12 Months Ended
Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease expenses	$ 1,039,783
Short-term lease expenses	296,791
Total operating lease costs	$ 1,336,574